Receivables (Details) (USD $) In Millions, unless otherwise specified	Aug. 29, 2013	Aug. 30, 2012
Receivables [Abstract]
Trade receivables (net of allowance for doubtful accounts of $5 and $5, respectively)	$ 2,069	$ 933
Income and other taxes	74	80
Related party receivables	8	63
Other	178	213
Receivables	2,329	1,289
Allowance for doubtful accounts	5	5
Intel [Member]
Receivables [Abstract]
Other	34	34
Nanya [Member]
Receivables [Abstract]
Other		17
Foreign Currency Hedges [Member]
Receivables [Abstract]
Other	$ 2	$ 63